Basis of Presentation and Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Presentation and Material Accounting Policy Information [Abstract]
Schedule of Right-of-Use Assets	ROU assets are depreciated over the shorter of the lease term and the estimated useful lives of the assets, as follows:
Asset Class	Depreciation Method	Depreciation period
Leased premises	Straight-line	4-10 years
Vehicles and other	Straight-line	3-5 years
BVVE and Electrical components	Sum of years	5 years

Schedule of Property, Plant and Equipment	Property, plant and equipment are depreciated as follows:
Asset Class	Depreciation Method	Depreciation period
BVVE	Sum of years	5 years
Mineral assets *	N/A	N/A
Electrical equipment	Sum of years	5 years
Leasehold improvements	Straight-line	Shorter of the lease term and the expected life of the improvement
Buildings	Declining balance	4%
Vehicles	Declining balance	30%

* From the acquisition of mineral assets in 2018 until their disposal during the year ended December 31, 2023, there has been no production.

Schedule of Years Depreciation Method	The sum of years depreciation method is calculated as follows:
	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%
The sum of years amortization method for systems software is calculated as follows:
	Year 1	Year 2	Year 3	Year 4	Year 5
Rate	5/15	4/15	3/15	2/15	1/15
Percentage	33.33%	26.67%	20.00%	13.33%	6.67%

Schedule of Intangible Assets are Amortized	Intangible assets are amortized as follows:
Asset Class	Amortization Method	Amortization period
Systems software	Sum of years	5 years
Access rights to electricity	Straight-line	Lease term of the facility or the access rights period
Favorable lease	Straight-line	Lease term

Schedule of Assets and liabilities Measured at Fair Value	Assets and liabilities measured at fair value, or whose fair value is disclosed are classified into categories within the fair value hierarchy, based on the lowest level input that is significant to the overall fair value measurement:
Level	Definition
Level 1	Unadjusted quoted prices in an active market of identical assets and liabilities
Level 2	Non-quoted prices included in Level 1 that are either directly or indirectly observable
Level 3	Data that is not based on observable market information, such as valuation techniques without the use of observable market data

Schedule of Consolidated Statements of Financial Position	Consolidated statements of financial position extract as of January 1, 2022 - Restatement
	As of December 31,		As of January 1,
	2021 (as reported)	Adjustments	2022 (as restated)
Liabilities
Current
Warrant liabilities	—	63,575	63,575
Total current liabilities	101,178	63,575	164,753
Total liabilities	120,005	63,575	183,580
Shareholders’ equity
Share capital	378,893	(24,186)	354,707
Contributed surplus	43,704	(17,859)	25,845
Accumulated deficit	(15)	(21,530)	(21,545)
Total equity	422,582	(63,575)	359,007
Total liabilities and equity	542,587	—	542,587
Consolidated statements of financial position extract as of December 31, 2022 - Restatement
	As of December 31,		As of December 31,
	2022 (as reported)	Adjustments	2022 (as restated)
Liabilities
Current
Warrant liabilities	—	169	169
Total current liabilities	67,244	169	67,413
Total liabilities	87,531	169	87,700
Shareholders’ equity
Share capital	429,120	(24,186)	404,934
Contributed surplus	65,512	(17,859)	47,653
Accumulated deficit	(239,065)	41,876	(197,189)
Total equity	255,567	(169)	255,398
Total liabilities and equity	343,098	—	343,098

Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit or Loss	Consolidated statements of profit or loss and comprehensive profit or loss extract for the year ended December 31, 2022 - Restatement
	Year ended December 31,
	2022 (as reported)	Adjustments	2022 (as restated)

Operating loss	(284,022)	—	(284,022)
Net financial income	(27,560)	(63,406)	(90,966)
Net loss before income taxes	(256,462)	63,406	(193,056)
Income tax recovery	(17,412)	—	(17,412)
Net loss and total comprehensive loss	(239,050)	63,406	(175,644)

Loss per share
Basic and diluted	(1.15)	0.30	(0.85)
Weighted average number of common shares outstanding
Basic and diluted	207,776,000	—	207,776,000

Schedule of Consolidated Statements of Cash Flows	Consolidated statements of cash flows extract for the year ended December 31, 2022 - Restatement
	Year ended December 31,
	2022 (as reported)	Adjustments	2022 (as restated)
Cash flows from operating activities
Net loss	(239,050)	63,406	(175,644)
Adjustments for:
Net financial income	(27,560)	(63,406)	(90,966)
Net change in cash related to operating activities	36,250	—	36,250